Income Taxes - Schedule of Income/(Loss) Before Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
Income/(loss) before income tax expense	$ 52,522,773	$ 41,281,557	$ 9,889,155
Cayman [Member]
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
Income/(loss) before income tax expense	(16,078,341)	29,501,693
Singapore [Member]
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
Income/(loss) before income tax expense	89,029,151	301,398
Vietnam [Member]
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
Income/(loss) before income tax expense	(16,139,376)	9,436,467	9,889,155
China [Member]
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
Income/(loss) before income tax expense	4,616	(503,007)
USA [Member]
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
Income/(loss) before income tax expense	(7,810,814)	3,018,236
Ethiopia [Member]
Schedule of Income/(Loss) Before Income Tax Expense [Line Items]
Income/(loss) before income tax expense	$ 3,517,537	$ (473,230)